Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Thousands	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	175,000	150,000
Common stock, shares issued (in shares)	81,246	76,992
Common stock, shares outstanding (in shares)	81,246	76,992